CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000
Common stock, shares issued, net of treasury stock (in shares)	378,670,671	379,945,907
Common stock outstanding, net of treasury stock (in shares)	378,670,671	379,945,907
Treasury stock, shares (in shares)	27,368,413	27,368,413
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	750,000,000	750,000,000
Common stock, shares issued, net of treasury stock (in shares)	190,423,250	192,013,909
Common stock outstanding, net of treasury stock (in shares)	190,423,250	192,013,909
Treasury stock, shares (in shares)	78,430,424	78,430,424